UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08012
Investment Company Act File Number

Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Government Obligations Portfolio as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 98.2%

Mortgage Pass-Throughs — 90.4%

	Principal
	Amount
Security	(000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.956%, with maturity at 2035(1)	$15,569		$15,860,135
3.144%, with maturity at 2034(1)	3,316		3,383,399
5.00%, with maturity at 2014	1,886		1,959,898
5.50%, with various maturities to 2032	11,378		11,940,377
6.00%, with various maturities to 2026	10,624		11,305,222
6.50%, with various maturities to 2030	32,800		35,362,554
6.87%, with maturity at 2024	297		325,017
7.00%, with various maturities to 2035	35,529		38,512,590
7.09%, with maturity at 2023	1,132		1,248,612
7.25%, with maturity at 2022	1,790		1,981,713
7.31%, with maturity at 2027	493		549,569
7.50%, with various maturities to 2035	19,627		21,700,246
7.63%, with maturity at 2019	699		776,338
7.75%, with maturity at 2018	42		46,656
7.78%, with maturity at 2022	205		224,189
7.85%, with maturity at 2020	559		627,303
8.00%, with various maturities to 2028	17,121		19,157,570
8.13%, with maturity at 2019	1,117		1,258,258
8.15%, with various maturities to 2021	364		408,933
8.25%, with various maturities to 2017	136		153,098
8.50%, with various maturities to 2027	7,908		8,990,258
8.75%, with maturity at 2016	16		17,769
9.00%, with various maturities to 2027	11,503		13,059,480
9.25%, with various maturities to 2017	146		158,361
9.50%, with various maturities to 2026	3,312		3,814,204
9.75%, with various maturities to 2018	6		6,255
10.50%, with maturity at 2020	1,055		1,199,639
11.00%, with maturity at 2015	34		38,500
13.50%, with maturity at 2010	2		2,344
15.00%, with maturity at 2011	0	(2)	350

			$194,068,837

	Principal
	Amount
Security	(000’s omitted)	Value
Federal National Mortgage Association:
2.63%, with various maturities to 2035(1)	$39,694	$40,600,361
2.877%, with various maturities to 2033(1)	5,408	5,521,670
2.879%, with maturity at 2035(1)	2,468	2,520,494
3.082%, with various maturities to 2026(1)	4,198	4,278,844
3.087%, with maturity at 2022(1)	2,862	2,910,408
3.11%, with maturity at 2037(1)	7,932	8,147,204
3.249%, with maturity at 2036(1)	2,739	2,791,458
3.659%, with maturity at 2036(1)	3,405	3,467,649
3.916%, with maturity at 2035(1)	12,852	13,285,273
3.926%, with maturity at 2034(1)	9,640	9,965,356
3.961%, with maturity at 2036(1)	1,005	1,023,837
4.00%, with maturity at 2014	748	770,867
4.251%, with maturity at 2021(1)	2,696	2,772,688
4.389%, with maturity at 2036(1)	41,116	42,503,261
4.50%, with various maturities to 2018	64,906	67,714,751
4.528%, with maturity at 2035(1)	13,916	14,385,863
4.888%, with maturity at 2034(1)	39,155	40,476,380
5.00%, with various maturities to 2027	6,127	6,368,062
5.039%, with maturity at 2040(1)	2,850	2,949,221
5.50%, with various maturities to 2030	32,130	33,940,753
6.00%, with various maturities to 2031	22,302	23,652,232
6.483%, with maturity at 2025(3)	481	520,753
6.50%, with various maturities to 2029	72,089	77,707,064
7.00%, with various maturities to 2033	55,386	60,286,220
7.25%, with maturity at 2023	48	51,378
7.50%, with various maturities to 2029	12,126	13,427,236
7.859%, with maturity at 2030(3)	50	55,890
7.875%, with maturity at 2021	1,074	1,209,193
8.00%, with various maturities to 2032	19,647	22,176,870
8.25%, with maturity at 2025	449	508,831
8.33%, with maturity at 2020	1,087	1,235,071
8.50%, with various maturities to 2027	6,297	7,110,561
8.546%, with maturity at 2021(3)	136	155,518
8.75%, with maturity at 2016	4	3,624
9.00%, with various maturities to 2030	1,687	1,926,503
9.00%, with maturity at 2010(3)	7	7,361
9.125%, with maturity at 2011	9	9,374
9.25%, with various maturities to 2016	4	3,814
9.50%, with various maturities to 2030	3,255	3,767,389
9.75%, with maturity at 2019	34	40,045
9.965%, with maturity at 2021(3)	90	103,834
9.999%, with maturity at 2025(3)	76	84,879
10.00%, with maturity at 2012	15	15,959
10.10%, with maturity at 2021(3)	69	78,042
10.129%, with maturity at 2020(3)	115	130,670
10.132%, with maturity at 2021(3)	152	171,436
10.212%, with maturity at 2023(3)	148	170,116
10.592%, with maturity at 2025(3)	69	78,790
11.00%, with maturity at 2010	1	824
11.375%, with maturity at 2019(3)	131	147,047
11.50%, with maturity at 2012	18	18,770
11.679%, with maturity at 2018(3)	158	175,737
11.789%, with maturity at 2025(3)	42	46,729
12.423%, with maturity at 2021(3)	63	70,168
12.687%, with maturity at 2015(3)	150	170,249
13.00%, with maturity at 2010	3	2,844

		$521,715,421

	Principal
	Amount
Security	(000’s omitted)	Value
Government National Mortgage Association:
4.125%, with various maturities to 2027(1)	$855	$885,145
6.50%, with maturity at 2024	88	95,546
7.00%, with various maturities to 2034	50,084	55,108,075
7.25%, with maturity at 2022	39	42,644
7.50%, with various maturities to 2025	8,597	9,515,586
8.00%, with various maturities to 2027	16,127	18,151,225
8.25%, with maturity at 2019	200	224,689
8.30%, with maturity at 2020	54	60,986
8.50%, with various maturities to 2018	2,730	3,064,142
9.00%, with various maturities to 2027	9,155	10,758,347
9.50%, with various maturities to 2026	6,098	7,211,654

		$105,118,039

Total Mortgage Pass-Throughs (identified cost $793,133,583)		$820,902,297

Collateralized Mortgage Obligations — 7.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$359	$382,889
Series 1822, Class Z, 6.90%, 3/15/26	2,286	2,427,391
Series 1896, Class Z, 6.00%, 9/15/26	1,158	1,206,741
Series 2075, Class PH, 6.50%, 8/15/28	583	624,652
Series 2091, Class ZC, 6.00%, 11/15/28	2,595	2,762,679
Series 2102, Class Z, 6.00%, 12/15/28	670	713,497
Series 2115, Class K, 6.00%, 1/15/29	3,456	3,637,453
Series 2142, Class Z, 6.50%, 4/15/29	1,272	1,367,303
Series 2245, Class A, 8.00%, 8/15/27	13,224	14,637,727

		$27,760,332

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$477	$543,420
Series G92-44, Class ZQ, 8.00%, 7/25/22	568	624,197
Series G93-36, Class ZQ, 6.50%, 12/25/23	18,514	19,945,902
Series 1993-16, Class Z, 7.50%, 2/25/23	680	752,561
Series 1993-39, Class Z, 7.50%, 4/25/23	1,646	1,819,960
Series 1993-149, Class M, 7.00%, 8/25/23	845	925,163
Series 1993-178, Class PK, 6.50%, 9/25/23	1,663	1,795,970
Series 1993-250, Class Z, 7.00%, 12/25/23	463	499,372
Series 1994-42, Class K, 6.50%, 4/25/24	7,629	8,251,743
Series 1994-82, Class Z, 8.00%, 5/25/24	2,750	3,089,363
Series 1997-81, Class PD, 6.35%, 12/18/27	1,043	1,117,481
Series 2000-49, Class A, 8.00%, 3/18/27	1,430	1,610,632
Series 2002-1, Class G, 7.00%, 7/25/23	1,113	1,214,206

		$42,189,970

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$881	$944,702

Total Collateralized Mortgage Obligations (identified cost $67,915,159)		$70,895,004

Total Mortgage-Backed Securities (identified cost $861,048,742)		$891,797,301

U.S. Treasury Obligations — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	6,000	$7,863,750

Total U.S. Treasury Obligations (identified cost $6,227,003)		$7,863,750

Short-Term Investments — 0.4%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(5)	$3,673	$3,673,483

Total Short-Term Investments (identified cost $3,673,483)		$3,673,483

Total Investments — 99.5% (identified cost $870,949,228)		$903,334,534

Other Assets, Less Liabilities — 0.5%		$4,993,486

Net Assets — 100.0%		$908,328,020

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $37,497.

A summary of financial instruments outstanding at July 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	1,100 U.S. Treasury Note	Long	$127,672,600	$126,921,094	$(751,506)

At July 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At July 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $751,506.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$880,063,294

Gross unrealized appreciation	$23,458,501
Gross unrealized depreciation	(187,261)

Net unrealized appreciation	$23,271,240

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Mortgage Pass-Throughs	$—	$820,902,297	$—	$820,902,297
Collateralized Mortgage Obligations	—	70,895,004	—	70,895,004
U.S. Treasury Obligations	—	7,863,750	—	7,863,750
Short-Term Investments	3,673,483	—	—	3,673,483

Total Investments	$3,673,483	$899,661,051	$—	$903,334,534

Liability Description
Futures Contracts	$(751,506)	$—	$—	$(751,506)

Total	$(751,506)	$—	$—	$(751,506)

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009